Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings
Borrowings

23          Borrowings

	2019	2020
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	—	23,770
- non-secured	8,621	10,060

Other borrowings
- secured	4,296	42,101
	12,917	75,931
Current
Bank borrowings
- secured	94,189	38,491
- non-secured	15,874	39,575

Other borrowings
- secured	17,407	57,748
	127,470	135,814
	140,387	211,745

The carrying amounts of borrowings approximate their fair values and are denominated in RMB. The effective interest rates on the borrowings from banks was 5.80% as at 31 December 2020  (2019: 6.07)%.

Bank borrowings are secured by the following:

(i)	property, plant and equipment and investment properties of the Group (Note 11 and Note 13);
(ii)	personal properties provided by Dr. Zhou Pengwu and Ms. Ding Wenting (Note 36(d));
(iii)	personal guarantee provided by Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting (Note 36(d)); and
(iv)	corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 36(d)).

Other borrowings are secured by the following:

(i)property, plant and equipment of the Group (Note 11); and

(ii)corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 36(d)).